INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Dec. 31, 2023
INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES.
INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES

12.    INVESTMENTS AND AVAILABLE-FOR-SALE SECURITIES

The Group’s investments are consisted of the follows (RMB in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
-Debt investments

Available-for-sale securities - current	104,499	—
Available-for-sale securities - non-current	—	104,134
Subtotal	104,499	104,134

-Equity investments

Investments accounted for under the equity method	1,287,201	1,199,982
Equity securities without readily determinable fair values	245,000	358,526
Equity securities with readily determinable fair values	—	330,414
Equity securities applying fair value option	178,871	228,706
Subtotal	1,711,072	2,117,628

Total	1,815,571	2,221,762

-Debt investments

Available-for-sale securities - current

In May 2022, the Group purchased a two-year puttable bond with an aggregated principal of RMB 100 million and annual interest of 5.5% from JinkoPower. The Group has the option to require JinkoPower to repurchase all or part of the bonds at the end of the first year in the life of the bond, and JinkoPower has the option to adjust the interest rate at the end of the first year in the life of the bond. In May 2023, the Group exercised the option and redeemed all of the puttable bond and received RMB105.5 million in cash, including RMB100 million principle and RMB 5.5 million interests.

For the years ended December 31, 2022 and 2023, unrealized loss on the available-for-sale securities amounted to RMB 1million and RMB 1 million, respectively, which were reported in other comprehensive income (Note 29).

Available-for-sale securities – non-current

The Company classified its investments in debt securities as available-for-sale securities. The Company’s available-for-sale debt investments mainly include investments with preferential rights including, but not limited to, redemption rights and liuquidation preference etc. Available-for-sale debt securities are reported at estimated fair value with the aggregate unrealized gains and losses, net of tax, reflected in other comprehensive income. As at December 31, 2022 and 2023, fair value of investments in debt securities was nil and RMB104 million, respectively. Unrealised gain of nil and RMB19 million was recognised in other comprehensive income for the year ended December 31, 2022 and 2023, respectively (Note 29).

-Equity investments

Investments accounted for under the equity method.

AxiaPower Holdings B.V. (“Axia”)

On February 26, 2017, JinkoSolar signed a shareholder agreement with Axia, a subsidiary of Marubeni Corporation, to jointly invest in and establish a company named SweihanSolar Holding Company Limited (“SSHC”) to hold 40% equity interest of Sweihan PV Power Company P.J.S.C (“the Project Company”), which develops and operates solar power projects in Dubai. In April 2019, JinkoSolar made pro rata additional capital injection to SSHC with the amount of RMB295 million. JinkoSolar holds 50% equity interest in the SSHC and accounts for its investment using the equity method. JinkoSolar’s share of SSHC’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB62 million, an income of RMB14 million and an loss of RMB2 million for the years ended December 31, 2021, 2022 and 2023, respectively. The Group received dividend in cash from SSHC with the amount of RMB23 million, nil and RMB9 million during the year of 2021, 2022 and 2023, respectively, which were recorded as reductions of the carrying amount of the investment. In January 2022 and September 2023, JinkoSolar made pro rata decrease of its investment in SSHC with the amount of RMB94 million and RMB10 million, respectively, which was recorded as a reduction of the carrying amount of the investment. The carrying value of this investment was RMB 144 million and RMB 123 million as of December 31, 2022 and 2023.

Jinko-Tiansheng

On March 30, 2017, JinkoSolar signed a shareholder agreement with Yangzhou Tiansheng PV-Tech Co., Ltd., a Chinese PV enterprise, to jointly invest in and establish to process and assemble PV modules as OEM manufacturer in Jiangsu province, China. JinkoSolar holds 30% equity interest in Jinko-Tiansheng and accounts for its investment using the equity method. In November 2021, the Group entered into a share purchase agreement to dispose all of its equity interest in Jinko-Tiansheng to Jinko-Tiansheng’s other shareholders. The carrying value of the Group’s investment in Jinko-Tiansheng which met recognition criteria in ASC 360-10-45-9 was reclassified as a held for sale asset as of December 31, 2021. Disposition of equity interest in Jinko-Tiansheng was closed in January 2022 and the Group recognized a gain from disposal of the equity interest with the amount of RMB13 million (Note 5). For the years ended December 31, 2021 and 2022, JinkoSolar’s share of Jinko-Tiansheng’s results of operations included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations were a loss of RMB7 million and nil, respectively. Jinko-Tiansheng charged processing fee amounted to RMB5 million and nil to the Company for its OEM services provided (Note 26) during the years ended December 31, 2021 and 2022, respectively. Loss amounted to RMB4 million, and nil due to the intercompany transactions with Jinko-Tiansheng was eliminated for the years ended December 31, 2021 and 2022, respectively. The carrying value of this investment was RMB3 million and nil as of December 31, 2021 and 2022, respectively.

Inner Mongolia Xinte Silicon Material Co., Ltd. (“Xinte Silicon”)

On June 18, 2021, JinkoSolar signed a shareholder agreement with Xinte Energy Co., Ltd. and JA Solar Co., Ltd to jointly invest in and establish a company named Xinte Silicon to produce polysilicon materials. JinkoSolar made capital injection in cash with the total amount of RMB315 million during the year of 2021. JinkoSolar holds 9% equity interest in Xinte Silicon. JinkoSolar can exercise significant influence on Xinte Silicon and accounts for its investment using the equity method. JinkoSolar’s share of Xinte Silicon’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB 0.003 million, an income of RMB219 million and RMB217 million for the year ended December 31, 2021, 2022 and 2023, respectively. The Group also recorded its proportionate share of Xinte Silicon’s equity adjustments for other comprehensive income of nil, nil and RMB1 million for the years ended December 31, 2021, 2022 and 2023, respectively. JinkoSolar purchased polysilicon of nil, RMB825 million and RMB1,537 million from Xinte Silicon during the years ended December 31, 2021, 2022 and 2023, respectively. Profit amounted to nil, RMB37 million and RMB35 million in connection with these transactions with Xinte Silicon was eliminated for the years ended December 31, 2021, 2022 and 2023, respectively. In 2023, the Group received dividend in cash from Xinte Silicon with the amount of RMB118 million which were recorded as reductions of the carrying amount of the investment. The carrying value of this investment was RMB534 million and RMB634 million as of December 31, 2022 and 2023.

Sichuan Yongxiang Technology Co., Ltd. (“Sichuan Yongxiang”)

On November 3, 2021, JinkoSolar signed a shareholder agreement with Beijing Jingyuntong Technology Co., Ltd. and Sichuan Yongxiang Co., Ltd to jointly invest in and establish a company named Sichuan Yongxiang to produce polysilicon materials. JinkoSolar made capital injection in cash with the total amount RMB 450 million in 2022 and holds 15% equity interest in Sichuan Yongxiang. JinkoSolar can exercise significant influence on Sichuan Yongxiang and accounts for its investment using the equity method. JinkoSolar’s share of Sichuan Yongxiang’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of nil, RMB1 million and RMB6 million for the year ended December 31, 2021, 2022 and 2023, respectively. The carrying value of this investment was RMB 449 million and RMB 443 million as of December 31, 2022 and 2023, respectively.

Shangrao Xinyuan YueDong Technology Development Co., Ltd(Formerly named as “Shangrao Jinko Green Energy Technology Development Co., Ltd”) (“Shangrao Xinyuan”)

Since November 2022, JinkoSolar owns 33.33% equity interests and can exercise significant influence on Shangrao Xinyuan and accounts for the investment using the equity method. The carrying value of this investment was RMB160 million as of December 31, 2022. In November 2023, Jiangxi Jinko purchased all the equity interests of Shangrao Xinyuan held by other shareholders with the consideration of RMB248 million. Given Shangrao Xinyuan does not have acutal business operations but to hold the patent rights, the transaction was recorded as an asset acquisition. After consummation of the acquisition in November 2023, Jiangxi Jinko owns 100% equity interests in Shangrao Xinyuan, and therefore, consolidated Shangrao Xinyuan as a fully owned subsidiary. Through to the acquisition in November 2023, JinkoSolar’s share of Shangrao Xinyuan’s results of operations was included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations with a loss of RMB22 million in 2023. As of December 31, 2023, related considerations have not yet been settled and were recorded as liabilities (Note 17).

Equity securities without readily determinable fair values

As of December 31, 2022 and 2023, the Company’s equity investments without readily determinable fair value primarily consist of small, non-controlling investments in companies for which the Company has equity ownership but cannot exert significant influence. Such equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost as adjusted for observable price changes and impairments.The balance of equity securities without readily determinable fair values were RMB245 million and RMB359 million as of December 31, 2022 and 2023, respectively. Re-measurement gain being recognized in connection with equity investments accounted for using the measurement alternative for the years ended December 31, 2021, 2022 and 2023 were nil, nil and RMB21 million, respectively.

Equity securities with readily determinable fair values

In 2023, the Group purchased ordinary shares of an A share listed company, with total consideration of RMB180 million. As of December 31, 2023, fair value of the equity securities in Lifecome was RMB330 million. Change in fair value income of RMB150 million was recorded for the year ended December 31, 2023.

Equity securities applying fair value option

In June 2022, the Group made capital injection in cash with the amount of RMB77 million in a private company based in China and owns 2.98% equity interests. The Group irrevocably elected fair value option to initially and subsequently measure the investment in the private company in its entirety at fair value with changes in fair value recognized in earnings. As at December 31, 2022 and 2023, fair value of the equity securities was RMB179 million and RMB229 million, respectively. Change in fair value income of RMB102 million and RMB50 million were recorded for the year ended December 31, 2022 and 2023, respectively.